Maturities of Securities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Available-for-Sale, Amortized Cost
Due less than one year	$ 18,172,801
Due after one year through five years	80,376,374
Due after five years through ten years	38,986,734
Due after ten years	29,569,441
Mortgage-backed securities	78,770,400
Total	245,875,750	210,540,821
Available-for-sale, Estimated Fair Value
Due less than one year	18,263,173
Due after one year through five years	81,347,356
Due after five years through ten years	38,900,600
Due after ten years	27,352,839
Mortgage-backed securities	78,186,703
Total	244,050,671	214,392,682
Held-to-maturity, Amortized Cost
Due less than one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	6,000,000
Mortgage-backed securities	2,438,435
Total	8,438,435	8,470,103
Held-to-maturity, Estimated Fair Value
Due less than one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	7,260,000
Mortgage-backed securities	2,364,427
Total	$ 9,624,427	$ 7,055,499